Per Share Information (Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings Per Share [Abstract]
Net income attributable to Kyocera Corporation's shareholders	¥ 81,789	¥ 103,843	¥ 109,047
Basic earnings per share:
Net income attributable to Kyocera Corporation's shareholders	¥ 222.43	¥ 282.62	¥ 297.24
Diluted earnings per share:
Net income attributable to Kyocera Corporation's shareholders	¥ 222.43	¥ 282.62	¥ 297.24
Basic weighted average number of shares outstanding	367,709	367,428	366,859
Diluted weighted average number of shares outstanding	367,709	367,428	366,859